SUPPLEMENT DATED MAY 1, 2008
TO

PROSPECTUS DATED MAY 21, 2007
FOR MFS REGATTA GOLD NY

PROSPECTUS DATED MAY 1, 2007
FOR MFS REGATTA NY

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR NY, COLUMBIA ALL-STAR FREEDOM NY,
AND COLUMBIA ALL-STAR EXTRA NY

AND PROSPECTUS DATED MAY 1, 2003
FOR MFS REGATTA EXTRA NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

In the "Distribution of the Contracts" section, “National Association of Securities Dealers, Inc.” is replaced with “Financial Industry Regulatory Authority” and “NASD” is replaced with “FINRA”.

Please retain this supplement with your prospectus for future reference.

SLNY(NASD) 5/08